Commitments and Contingencies (Details Narrative) (10-K) - USD ($)			1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 25, 2020	Feb. 19, 2020	Dec. 31, 2020	Nov. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Revenues					$ 1,521,819	$ 695,567	$ 1,221,285	$ 3,586,244
Stock compensation expense			$ 2,000,000		417,462		57,201	4,624,708
Accrued liability			68,290		64,383		32,994	68,290
Employment Agreement [Member]
Annual salary		$ 100,000		$ 130,000
Revenue commission percentage		5.00%
Contingent to be paid in revenues		$ 200,000
Revenues		400,000
Proceeds from initial public offering		750,000
Stock compensation expense							$ 57,063	76,063
Accrued liability			1,200,000		600,000			1,200,000
Employment Agreement [Member] | Performance Bonus [Member]
Performance bonus		$ 500,000
Proceeds from initial public offering				450,000
Employment Agreement [Member] | Signing Bonus [Member]
Proceeds from initial public offering				$ 750,000
Stock compensation expense								450,000
Severance and Release Agreement [Member]
Accrued liability			$ 300,000		$ 300,000			$ 300,000
Severance and Release Agreement [Member] | Consultant [Member]
Proceeds from initial public offering	$ 300,000